INTANGIBLE ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Intangible assets disclosures
Intangible assets	¥ 15,609	¥ 15,216
Less: accumulated amortization	(2,846)	(2,652)
Net book value	12,763	12,564
Trademark
Intangible assets disclosures
Intangible assets not subject to amortization	11,972	11,773
Net book value - intangible assets not subject to amortization	11,972	11,773
Others
Intangible assets disclosures
Intangible assets not subject to amortization	158	159
Net book value - intangible assets not subject to amortization	158	159
Business Relationship
Intangible assets disclosures
Intangible assets to be amortized	1,878	1,878
Less: accumulated amortization	(1,750)	(1,617)
Net book value - intangible assets to be amortized	128	261
Technology
Intangible assets disclosures
Intangible assets to be amortized	799	610
Less: accumulated amortization	(621)	(610)
Net book value - intangible assets to be amortized	178
Others
Intangible assets disclosures
Intangible assets to be amortized	802	796
Less: accumulated amortization	(475)	(425)
Net book value - intangible assets to be amortized	¥ 327	¥ 371